Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the asset	6 Months Ended
Jun. 30, 2021
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the asset [Line Items]
Estimated useful lives of the assets	5 years
Minimum [Member] | Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the asset [Line Items]
Estimated useful lives of the assets	20 years
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the asset [Line Items]
Estimated useful lives of the assets	10 years
Maximum [Member] | Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the asset [Line Items]
Estimated useful lives of the assets	40 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the asset [Line Items]
Estimated useful lives of the assets	20 years